Income Tax Expenses - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Computed tax expense with Singapore statutory tax rate (Percentage)	17.00%	17.00%	17.00%	17.00%
Impact of different tax rate in other jurisdiction (Percentage)	3.59%	(7.67%)	4.99%	3.67%
Tax adjustment of previous years (Percentage)		(1.29%)	(10.10%)	1.50%
Income not subject to tax (Percentage)		(0.20%)		(0.30%)
Non-deductible expenses (Percentage)	1.45%	0.52%	0.13%	0.17%
Deferred tax assets not recognized (Percentage)		0.02%	0.01%	(0.01%)
Others (Percentage)	(0.36%)	(0.09%)	(0.27%)	(0.11%)
Total average effective tax rate (Percentage)	21.68%	8.29%	11.76%	21.92%
Profit before tax	$ 3,032	$ 89,512	$ 38,395	$ 60,166
Computed tax expense with Singapore statutory tax rate	515	15,218	6,527	10,228
Impact of different tax rate in other jurisdiction	109	(6,865)	1,914	2,209
Tax adjustment of previous years		(1,156)	(3,876)	902
Income not subject to tax		(181)		(179)
Non-deductible expenses	44	468	50	101
Deferred tax assets not recognized		17	5	(6)
Others	(11)	(77)	(103)	(66)
Income tax expenses	$ 657	$ 7,424	$ 4,517	$ 13,189